September 11, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:  Quaker  Enhanced  Stock  Market  Fund,  Quaker  Core  Equity  Fund,  Quaker
     Aggressive   Growth  Fund,  Quaker  Small-Cap  Value  Fund,  Quaker  Sector
     Allocation Fund and Quaker Fixed Income Fund, Series of the Quaker Investment Trust (the "Trust"); (File Nos. 33-38074 and 811-06260)



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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Funds does not differ from that contained in Post Effective Amendment No. 9 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III
Secretary, Quaker Investment Trust